Note 4 - Loans and Leases - Schedule of Loans Acquired in Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Performing Financial Instruments [Member] | Benchmark Bancorp, Inc. [Member]
Contractual principal receivable, beginning balance	$ 37,386	$ 58,953
Accretable difference, beginning balance	(655)	(1,177)
Carrying amount, beginning balance	36,731	57,776
Contractual principal receivable, change due to payments received	(15,153)	(21,567)
Accretable difference, change due to payments received	327	522
Carrying amount, change due to payments received	(14,826)	(21,045)
Contractual principal receivable, ending balance	22,233	37,386
Accretable difference, ending balance	(328)	(655)
Carrying amount, ending balance	21,905	36,731
Performing Financial Instruments [Member] | Ohio State Bancshares Inc [Member]
Contractual principal receivable, beginning balance	10,181	13,047
Accretable difference, beginning balance	(319)	(430)
Carrying amount, beginning balance	9,862	12,617
Contractual principal receivable, change due to payments received	(3,157)	(2,866)
Accretable difference, change due to payments received	129	111
Carrying amount, change due to payments received	(3,028)	(2,755)
Contractual principal receivable, ending balance	7,024	10,181
Accretable difference, ending balance	(190)	(319)
Carrying amount, ending balance	6,834	9,862
Nonperforming Financial Instruments [Member] | Benchmark Bancorp, Inc. [Member]
Contractual principal receivable, beginning balance	287	354
Accretable difference, beginning balance	(173)	(192)
Carrying amount, beginning balance	114	162
Contractual principal receivable, change due to payments received	(27)	(67)
Accretable difference, change due to payments received	35	19
Carrying amount, change due to payments received	8	(48)
Contractual principal receivable, ending balance	260	287
Accretable difference, ending balance	(138)	(173)
Carrying amount, ending balance	122	114
Nonperforming Financial Instruments [Member] | Ohio State Bancshares Inc [Member]
Contractual principal receivable, beginning balance	109	160
Accretable difference, beginning balance	(59)	(134)
Carrying amount, beginning balance	50	26
Contractual principal receivable, change due to payments received	(50)	(51)
Accretable difference, change due to payments received	50	75
Carrying amount, change due to payments received	0	24
Contractual principal receivable, ending balance	59	109
Accretable difference, ending balance	(9)	(59)
Carrying amount, ending balance	$ 50	50
Contractual principal receivable, change due to loan charge-offs		109
Contractual principal receivable, ending balance		(59)
Accretable difference, ending balance		$ 50